Intangible assets, net (Tables)	12 Months Ended
Sep. 30, 2022
Intangible assets, net
Schedule of Intangible assets, net

	September 30,	September 30,
	2022	2021

Software	$14,409	$15,867
Purchased patents	1,002,360	1,103,768
Subtotal	1,016,769	1,119,635
Less: accumulated amortization	(1,004,856)	(1,051,208)
Intangible assets, net	$11,913	$68,427

Schedule of estimated future amortization expense

Amortization
expense
Fiscal 2023	$8,774
Fiscal 2024	459
Fiscal 2025	459
Fiscal 2026	459
Fiscal 2027	459
Thereafter	1,303
Total	$11,913